RELATED PARTY TRANSACTIONS - Key Management Personnel Transactions (Details) - CAD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Printing and legal services, outstanding balance		$ 514
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Printing and legal services	$ 3